Financial instruments - Summary of Financial Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
At amortized cost	€ 421,108	€ 371,620
Fair value through PL	3,683	1,296
Total book value	424,791	372,916
Total fair value	373,947	325,200
Borrowings
Disclosure of financial liabilities [line items]
At amortized cost	312,400	269,033
Fair value through PL	0	0
Total book value	312,400	269,033
Total fair value	320,223	272,641
Non-current lease liabilities
Disclosure of financial liabilities [line items]
At amortized cost	50,371	44,044
Fair value through PL	0	0
Total book value	50,371	44,044
Current lease liabilities
Disclosure of financial liabilities [line items]
At amortized cost	8,296	7,280
Fair value through PL	0	0
Total book value	8,296	7,280
Trade and other payables
Disclosure of financial liabilities [line items]
At amortized cost	50,041	51,263
Fair value through PL	0	0
Total book value	50,041	51,263
Total fair value	50,041	51,263
Warrant Liabilities
Disclosure of financial liabilities [line items]
At amortized cost	0	0
Fair value through PL	3,683	1,296
Total book value	3,683	1,296
Total fair value	€ 3,683	€ 1,296